4. FINANCIAL INVESTMENTS	12 Months Ended
Dec. 31, 2017
Financial Investments Abstract
FINANCIAL INVESTMENTS
4.	FINANCIAL INVESTMENTS

		Consolidated
	12/31/2017	12/31/2016
CDB - Bank Certificate of Deposit (1)	716,218	658,476
Government securities (2)	19,494	101,915
	735,712	760,391

(1)	Financial investments linked to Bank Certificates of Deposit (CDBs), to be used as a collateral to a guarantee letter, of certain loans.
(2)	Financial investments in Public Securities (Financial Treasury Bills) managed by its exclusive funds. In 2016, in addition to the Financial Treasury Bills, the Company had a financial investment in Public Securities managed by its exclusive funds which were used as collateral for future CDI rate’s contracts in the period as detailed in note 12 (b). These investments were settled in October 2017.